Cover	Sep. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2023
Entity File Number	1-14023
Entity Registrant Name	CORPORATE OFFICE PROPERTIES TRUST
Entity Central Index Key	0000860546
Entity Tax Identification Number	23-2947217
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	6711 Columbia Gateway Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21046
City Area Code	443
Local Phone Number	285-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of beneficial interest, $0.01 par value
Trading Symbol	OFC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false